Fair Value Measurements - Fair Values of Assets by Asset Category (Details) - EBP Salaried DPS Plan - Master Trust Balances - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	$ 4,950,871
Master Trust | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	1,456,691
Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	651,804
Master Trust | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	137,213
Master Trust | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	16,145
Master Trust | Collective investment funds
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	2,688,978
Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		$ 3,074,911
Master Trust A | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		554,006
Master Trust A | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		115,076
Master Trust A | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		9,038
Master Trust A | Collective investment funds
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		2,396,791
Master Trust B
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,609
Master Trust B | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,573
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	2,261,893
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	1,456,731
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	651,804
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	137,213
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	16,145
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		678,120
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust A | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		554,006
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust A | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		115,076
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust A | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		9,038
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust B
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,609
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust B | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,609
Fair Value, Inputs, Level 1 | Master Trust
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	2,123,565
Fair Value, Inputs, Level 1 | Master Trust | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	1,456,731
Fair Value, Inputs, Level 1 | Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	651,804
Fair Value, Inputs, Level 1 | Master Trust | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	0
Fair Value, Inputs, Level 1 | Master Trust | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	15,030
Fair Value, Inputs, Level 1 | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		554,006
Fair Value, Inputs, Level 1 | Master Trust A | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		554,006
Fair Value, Inputs, Level 1 | Master Trust A | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		0
Fair Value, Inputs, Level 1 | Master Trust A | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		0
Fair Value, Inputs, Level 1 | Master Trust B
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,609
Fair Value, Inputs, Level 1 | Master Trust B | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,609
Fair Value, Inputs, Level 2 | Master Trust
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	138,328
Fair Value, Inputs, Level 2 | Master Trust | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	0
Fair Value, Inputs, Level 2 | Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	0
Fair Value, Inputs, Level 2 | Master Trust | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	137,213
Fair Value, Inputs, Level 2 | Master Trust | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	1,115
Fair Value, Inputs, Level 2 | Master Trust A
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		124,114
Fair Value, Inputs, Level 2 | Master Trust A | Registered investment companies
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		0
Fair Value, Inputs, Level 2 | Master Trust A | Government securities
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		115,076
Fair Value, Inputs, Level 2 | Master Trust A | Other
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		9,038
Fair Value, Inputs, Level 2 | Master Trust B
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		0
Fair Value, Inputs, Level 2 | Master Trust B | Altria Stock
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		0
Fair Value Measured at Net Asset Value Per Share | Master Trust | Collective investment funds
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	$ 2,688,978
Fair Value Measured at Net Asset Value Per Share | Master Trust A | Collective investment funds
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		$ 2,396,791